(28) FINANCE INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2018
Finance Income
FINANCE INCOME (EXPENSES)
	2018	2017	2016
Financial Income
Income from financial investments	222,773	457,255	667,429
Late payment interest and fines	276,350	265,455	246,045
Adjustment for inflation of tax credits	14,819	19,623	32,371
Adjustment for inflation of escrow deposits	37,322	49,502	35,228
Adjustment for inflation and exchange rate changes	70,201	60,999	147,849
Discount on purchase of ICMS credit	33,779	16,386	16,198
Adjustments to the sector financial asset (note 8)	80,240	-	32,747
PIS and COFINS on other finance income	(46,217)	(48,322)	(63,223)
PIS and COFINS on interest on capital	(39,355)	(27,798)	(2,324)
Other	112,503	87,214	88,182
Total	762,413	880,314	1,200,503

Financial expenses
Interest on debts	(1,328,693)	(1,661,060)	(1,811,263)
Adjustment for inflation and exchange rate changes	(368,141)	(540,053)	(703,128)
(-) Capitalized interest	28,606	50,543	68,082
Adjustments to the sector financial liability (note 8)	-	(82,333)	(25,079)
Use of public asset	(17,759)	(8,048)	(14,950)
Others	(179,114)	(126,917)	(167,638)
Total	(1,865,100)	(2,367,868)	(2,653,977)

Financial expenses, net	(1,102,687)	(1,487,554)	(1,453,474)

Interests were capitalized at an average rate of 8.27% p.a. in 2018 (8.54% p.a. in 2017 and 10.9% p.a. in 2016) on qualifying assets, in accordance with IAS 23.

In line item of Adjustment for inflation and exchange rate changes includes the effects of gains of R$ 617,545 at 2018 (losses of R$ 235,852 in 2017 and losses of R$ 1,399,988 in 2016) on derivative instruments (note 33).